Debt (Interest Rate Swaps) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Notional Amount of Interest Rate Fair Value Hedge, Terminated	$ 750.0
Original Maturity of Interest Rate Swaps Terminated, Date Range	Mar. 01, 2012
Original Maturity of Interest Rate Swaps Terminated, Date Range End	Apr. 01, 2013
Deferred Gain Loss On Discontinuation of Interest Rate Fair Value Hedge, Inception	22.7
Mark-to-market adjustments	35.8	42.3
Reduction of interest expense	31.5	30.3	26.1
Deferred Gain (Loss) on Discontinuation of Interest Rate Fair Value Hedge	15.8	0
Interest Rate Swaps [Member]
Principal amount of note	$ 250.0